Dec. 31, 2018
Lazard Emerging Markets Income Portfolio
Lazard Emerging Markets Income Portfolio

THE LAZARD FUNDS, INC.

Lazard Emerging Markets Income Portfolio

Supplement to Current Prospectus

Lazard Emerging Markets Income Portfolio

The following replaces the table in “Summary Section—Lazard Emerging Markets Income Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.65%	.65%	.65%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	3.14%	12.61%	3.14%	*
Acquired Fund Fees and Expenses	.01%	.01%	.01%
Total Annual Portfolio Operating Expenses	3.80%	13.52%	3.80%
Fee Waiver and/or Expense Reimbursement**	2.99%	12.56%	3.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement***	.81%	.96%	.76%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.
**	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2020, to the extent Total Annual Portfolio Operating Expenses exceed .80%, .95% and .75% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
***	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are .80%, .95% and .75% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

The following replaces the table in “Summary Section—Lazard Emerging Markets Income Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$83	$884	$1,705	$3,844
Open Shares	$98	$2,677	$4,835	$8,812
R6 Shares	$78	$879	$1,700	$3,841